Goodwill and intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Goodwill

The table below provides a breakdown of goodwill by business segment.

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2023
Goodwill	$7,004	$1,429	$8,508	$16,941
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,004	$1,429	$7,828	$16,261
Business realignment (a)	(51)	48	3	—
Acquisition	426	—	—	426
Foreign currency translation	(48)	(2)	(39)	(89)
Balance at Dec. 31, 2024
Goodwill	$7,331	$1,475	$8,472	$17,278
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,331	$1,475	$7,792	$16,598
(a)    In 2024, we made certain realignments of similar products and services within our lines of business. See Note 24 for additional information.

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2022
Goodwill	$6,973	$1,424	$8,433	$16,830
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$6,973	$1,424	$7,753	$16,150
Foreign currency translation	31	5	75	111
Balance at Dec. 31, 2023
Goodwill	$7,004	$1,429	$8,508	$16,941
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,004	$1,429	$7,828	$16,261

Goodwill impairment testing

The goodwill impairment test is performed at least annually at the reporting unit level. BNY’s business segments include seven reporting units for which goodwill impairment testing is performed. An interim goodwill impairment test is performed when events or circumstances occur that may indicate that it is more likely than not that the fair value of any reporting unit may be less than its carrying value.

In each quarter of 2024, we completed an interim goodwill impairment test of the Investment Management reporting unit, which had $6.0 billion of allocated goodwill as of Dec. 31, 2024. In all cases, we determined the fair value of the Investment Management reporting unit exceeded its carrying value and no goodwill impairment was recorded.

For the Dec. 31, 2024 test, the fair value of the Investment Management reporting unit exceeded its carrying value by approximately 11%. We determined the fair value of the Investment Management reporting unit using an income approach based on management’s projections as of Dec. 31, 2024. The discount rate applied to these cash flows was 10.5%.

The cash flow estimates for the Investment Management reporting unit are impacted by projections of the level and mix of assets under management, market values, operating margins and long-term growth rates.

In the second quarter of 2024, we performed our annual goodwill impairment test on the remaining six reporting units using an income approach to estimate the fair values of each reporting unit. Estimated cash flows used in the income approach were based on management’s projections as of April 1, 2024. The discount rate applied to these cash flows was 10%.

As a result of the annual goodwill impairment test, no goodwill impairment was recognized. The fair values of the Company’s remaining six reporting units were substantially in excess of the respective reporting units’ carrying value.

Determining the fair value of a reporting unit is subject to uncertainty as it is reliant on estimates of cash flows that extend far into the future, and, by their nature, are difficult to estimate over such an extended time frame. In the future, changes in the assumptions or the discount rate could produce a material non-cash goodwill impairment.

In the third quarter 2022, based on results of an interim goodwill impairment test we recorded an impairment charge of $680 million. This goodwill impairment represents a non-cash charge and did not affect BNY’s liquidity position, tangible common equity or regulatory capital ratios.

Intangible assets

The table below provides a breakdown of intangible assets by business segment.

Intangible assets – net carrying amount by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2022	$193	$384	$1,475	$849	$2,901
Amortization	(31)	(6)	(20)	—	(57)
Foreign currency translation	2	—	8	—	10
Balance at Dec. 31, 2023	$164	$378	$1,463	$849	$2,854
Acquisition	53	—	—	—	53
Amortization	(28)	(4)	(18)	—	(50)
Foreign currency translation	(3)	—	(3)	—	(6)
Balance at Dec. 31, 2024	$186	$374	$1,442	$849	$2,851

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2024				Dec. 31, 2023
(dollars in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization (a):
Customer contracts—Securities Services	$779	$(593)	$186	12 years	$731	$(567)	$164
Customer contracts—Market and Wealth Services	269	(266)	3	2 years	280	(273)	7
Customer relationships—Investment and Wealth Management	553	(495)	58	7 years	553	(479)	74
Other	42	(14)	28	12 years	41	(12)	29
Total subject to amortization	$1,643	$(1,368)	$275	11 years	$1,605	$(1,331)	$274
Not subject to amortization (b):
Tradenames	$1,291	N/A	$1,291	N/A	$1,292	N/A	$1,292
Customer relationships	1,285	N/A	1,285	N/A	1,288	N/A	1,288
Total not subject to amortization	$2,576	N/A	$2,576	N/A	$2,580	N/A	$2,580
Total intangible assets	$4,219	$(1,368)	$2,851	N/A	$4,185	$(1,331)	$2,854
(a)    Excludes fully amortized intangible assets.
(b)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2025	$45
2026	36
2027	30
2028	27
2029	23

Intangible asset impairment testing

Intangible assets not subject to amortization are tested for impairment annually or more often if events or circumstances indicate they may be impaired.